Employee Remuneration (Tables)	12 Months Ended
Apr. 30, 2023
Disclosure of employee benefits expenses [abstract]
Summary of Expenses Recognized for Employee Benefits

Expenses recognized for employee benefits for the years ended April 30, 2023 and 2022 are detailed below:

(in thousands)	2023 $	2022 $
Wages, salaries	10,433	8,600
Employee benefits	926	798
Payroll taxes	939	714
Severance	194	8
Share-based payments	1,943	3,083
	14,435	13,203